Schedule of Investments(a)
Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-1.60%
Gannett Co., Inc.(b)(c)	680,069	$3,529,558
MediaAlpha, Inc., Class A(b)	214,610	2,710,524
National CineMedia, Inc.(b)(c)	862,506	5,994,417
Telephone and Data Systems, Inc.	164,094	5,608,733
		17,843,232
Consumer Discretionary-10.75%
Acushnet Holdings Corp.	59,169	4,325,846
Boot Barn Holdings, Inc.(b)(c)	22,936	3,145,443
Carvana Co.(b)(c)	33,369	8,689,955
Cava Group, Inc.(b)	32,193	4,535,994
Cavco Industries, Inc.(b)	8,555	4,401,547
Champion Homes, Inc.(b)	47,184	4,894,396
Children’s Place, Inc. (The)(b)(c)	237,084	3,774,377
Dream Finders Homes, Inc., Class A(b)(c)	109,350	3,638,074
G-III Apparel Group Ltd.(b)(c)	119,281	3,534,296
Green Brick Partners, Inc.(b)	120,291	8,595,995
Group 1 Automotive, Inc.(c)	17,380	7,400,404
Hamilton Beach Brands Holding Co., Class A	130,569	2,529,121
KB Home	42,571	3,522,325
Kontoor Brands, Inc.	52,239	4,794,495
Landsea Homes Corp.(b)(c)	277,776	3,174,980
Latham Group, Inc.(b)	598,128	3,965,589
M/I Homes, Inc.(b)	25,431	4,196,878
Modine Manufacturing Co.(b)(c)	129,277	17,554,524
Patrick Industries, Inc.(c)	26,036	3,498,978
Perdoceo Education Corp.	170,011	4,666,802
Rush Street Interactive, Inc.(b)	360,601	5,199,866
Tri Pointe Homes, Inc.(b)	82,607	3,595,883
Universal Technical Institute, Inc.(b)	233,702	6,045,871
		119,681,639
Consumer Staples-1.85%
Freshpet, Inc.(b)(c)	27,678	4,236,118
Natural Grocers by Vitamin Cottage, Inc.	131,391	6,181,947
Sprouts Farmers Market, Inc.(b)	66,088	10,209,274
		20,627,339
Energy-2.13%
Archrock, Inc.	242,206	6,205,318
CNX Resources Corp.(b)	127,527	5,167,394
Kinetik Holdings, Inc., Class A(c)	209,532	12,366,578
		23,739,290
Financials-16.84%
Amalgamated Financial Corp.	116,094	4,136,429
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	74,827	3,663,530
Bancorp, Inc. (The)(b)(c)	70,106	4,096,294
BGC Group, Inc., Class A	390,110	3,799,671
BrightSphere Investment Group, Inc.	151,664	4,728,884
Coastal Financial Corp.(b)	72,312	5,535,484
Donnelley Financial Solutions, Inc.(b)	148,811	8,965,863
Enova International, Inc.(b)	61,628	6,502,370
Esquire Financial Holdings, Inc.(c)	59,787	4,644,852
Federal Agricultural Mortgage Corp., Class C(c)	20,183	4,308,465
First Bancorp	181,508	3,753,585
First Internet Bancorp	107,722	4,516,783
Heritage Insurance Holdings, Inc.(b)	706,110	8,776,947
Jackson Financial, Inc., Class A	47,970	4,806,114
LendingTree, Inc.(b)	81,511	3,603,601
	Shares	Value
Financials-(continued)
Merchants Bancorp	81,961	$3,383,350
MGIC Investment Corp.	148,032	3,887,320
Mr. Cooper Group, Inc.(b)	119,375	11,778,731
Northeast Bank	74,746	7,358,744
Northeast Community Bancorp, Inc.	163,478	4,928,862
Northrim BanCorp, Inc.	52,916	4,501,564
OFG Bancorp	101,245	4,598,548
Oscar Health, Inc., Class A(b)(c)	458,358	7,943,344
Pathward Financial, Inc.	55,468	4,652,656
Paymentus Holdings, Inc., Class A(b)(c)	171,249	6,474,925
Perella Weinberg Partners	196,269	5,038,225
Piper Sandler Cos.	15,332	5,258,723
Rocket Cos., Inc., Class A(b)(c)	198,090	2,878,248
Ryan Specialty Holdings, Inc., Class A	60,611	4,570,069
Sezzle, Inc.(b)(c)	25,796	10,938,278
SiriusPoint Ltd. (Sweden)(b)(c)	271,068	4,179,869
StoneX Group, Inc.(b)	45,086	4,678,123
UWM Holdings Corp.	446,417	2,906,175
Victory Capital Holdings, Inc., Class A	104,841	7,284,353
WisdomTree, Inc.	372,787	4,454,805
		187,533,784
Health Care-24.42%
ADMA Biologics, Inc.(b)	802,938	16,147,083
Aldeyra Therapeutics, Inc.(b)(c)	646,615	3,168,414
Alignment Healthcare, Inc.(b)(c)	333,353	4,203,581
Amneal Pharmaceuticals, Inc.(b)	755,825	6,250,673
Apogee Therapeutics, Inc.(b)(c)	71,928	3,247,549
Applied Therapeutics, Inc.(b)(c)	528,394	1,072,640
Aquestive Therapeutics, Inc.(b)(c)	763,199	3,884,683
Astria Therapeutics, Inc.(b)(c)	307,591	3,195,870
Aveanna Healthcare Holdings, Inc.(b)(c)	690,753	4,013,275
Avid Bioservices, Inc.(b)(c)	305,150	3,747,242
Avidity Biosciences, Inc.(b)(c)	199,697	8,592,962
Axogen, Inc.(b)(c)	267,442	3,717,444
Axsome Therapeutics, Inc.(b)(c)	42,273	4,152,054
Bioventus, Inc., Class A(b)(c)	330,042	4,056,216
Brookdale Senior Living, Inc.(b)(c)	554,745	3,150,952
Cassava Sciences, Inc.(b)(c)	131,023	503,128
Cogent Biosciences, Inc.(b)(c)	348,521	3,314,435
Corcept Therapeutics, Inc.(b)(c)	92,919	5,359,568
CorVel Corp.(b)(c)	13,595	4,967,613
Crinetics Pharmaceuticals, Inc.(b)	71,221	4,073,841
Glaukos Corp.(b)(c)	30,799	4,424,276
Harrow, Inc.(b)(c)	118,587	4,969,981
IGM Biosciences, Inc.(b)(c)	220,686	2,215,687
Immunome, Inc.(b)(c)	417,254	5,653,792
Insmed, Inc.(b)(c)	57,682	4,335,379
Krystal Biotech, Inc.(b)(c)	29,407	5,805,530
Kymera Therapeutics, Inc.(b)(c)	82,445	3,862,548
LeMaitre Vascular, Inc.	42,206	4,515,620
Merit Medical Systems, Inc.(b)	40,747	4,233,613
Neurogene, Inc.(b)(c)	120,181	3,056,203
Nurix Therapeutics, Inc.(b)(c)	196,900	4,353,459
Nuvalent, Inc., Class A(b)(c)	122,661	11,858,865
Ocular Therapeutix, Inc.(b)(c)	462,961	4,578,684
Pennant Group, Inc. (The)(b)	110,564	3,447,386
Phathom Pharmaceuticals, Inc.(b)(c)	203,909	1,808,673
Praxis Precision Medicines, Inc.(b)(c)	76,530	6,135,410
PROCEPT BioRobotics Corp.(b)(c)	45,917	4,389,206
Protagonist Therapeutics, Inc.(b)	82,762	3,624,976
RadNet, Inc.(b)	61,378	5,018,265
Rhythm Pharmaceuticals, Inc.(b)(c)	71,412	4,430,400
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Health Care-(continued)
Rigel Pharmaceuticals, Inc.(b)(d)	1,071,875	$29,594,469
RxSight, Inc.(b)	143,539	6,729,108
Sera Prognostics, Inc., Class A(b)(c)	594,042	4,003,843
Soleno Therapeutics, Inc.(b)(c)	258,310	13,615,520
Spyre Therapeutics, Inc.(b)(c)	125,085	3,556,167
Tandem Diabetes Care, Inc.(b)(c)	85,484	2,618,375
TG Therapeutics, Inc.(b)(c)	153,212	5,331,778
Third Harmonic Bio, Inc.(b)(c)	266,816	3,404,572
Travere Therapeutics, Inc.(b)(c)	252,997	4,758,874
Twist Bioscience Corp.(b)(c)	83,731	4,117,891
UFP Technologies, Inc.(b)(c)	33,277	10,745,809
		272,013,582
Industrials-24.10%
ACV Auctions, Inc., Class A(b)(c)	184,367	4,170,382
AeroVironment, Inc.(b)	21,652	4,211,314
Allison Transmission Holdings, Inc.	42,266	5,008,521
American Superconductor Corp.(b)(c)	326,848	11,132,443
Apogee Enterprises, Inc.	54,637	4,600,982
Argan, Inc.	40,023	6,241,187
Astronics Corp.(b)(c)	183,536	2,964,106
Barrett Business Services, Inc.	100,961	4,332,236
Byrna Technologies, Inc.(b)(c)	406,637	7,860,293
CECO Environmental Corp.(b)(c)	258,452	8,283,387
Construction Partners, Inc., Class A(b)(c)	51,712	5,254,456
CSW Industrials, Inc.	22,633	9,559,953
Distribution Solutions Group, Inc.(b)(c)	98,679	3,859,829
Dycom Industries, Inc.(b)	19,676	3,564,504
Enpro, Inc.	23,424	4,429,478
Federal Signal Corp.	51,446	5,011,355
FTAI Aviation Ltd.	67,985	11,477,228
Granite Construction, Inc.(c)	55,330	5,498,142
Huron Consulting Group, Inc.(b)	34,605	4,249,840
ICF International, Inc.	24,461	3,389,561
Kirby Corp.(b)	29,994	3,794,541
Leonardo DRS, Inc.(b)	540,924	18,807,927
Limbach Holdings, Inc.(b)(c)	183,413	18,247,759
Matson, Inc.	28,879	4,423,685
Mayville Engineering Co., Inc.(b)	187,963	3,167,177
Miller Industries, Inc.	61,788	4,548,833
Mistras Group, Inc.(b)(c)	349,401	3,252,923
Moog, Inc., Class A	18,790	4,157,663
Mueller Industries, Inc.	69,555	5,617,957
Pitney Bowes, Inc.	535,112	4,313,003
Primoris Services Corp.	64,388	5,389,919
Redwire Corp.(b)(c)	594,376	8,297,489
REV Group, Inc.	136,233	4,225,948
Rush Enterprises, Inc., Class A(c)	79,966	4,953,894
Ryder System, Inc.	26,244	4,431,037
SkyWest, Inc.(b)	58,898	6,757,957
SPX Technologies, Inc.(b)	74,933	13,221,178
Standex International Corp.	20,975	4,360,493
Sterling Infrastructure, Inc.(b)	88,947	17,295,744
Tutor Perini Corp.(b)	179,616	4,881,963
VSE Corp.(c)	43,499	5,100,693
Willdan Group, Inc.(b)	93,140	4,071,149
		268,418,129
Information Technology-10.01%
Agilysys, Inc.(b)(c)	36,415	4,890,535
Alkami Technology, Inc.(b)	118,849	4,690,970
Aurora Innovation, Inc.(b)(c)	727,839	4,709,118
AvePoint, Inc.(b)(c)	317,573	5,605,163
	Shares	Value
Information Technology-(continued)
Badger Meter, Inc.	26,875	$5,827,037
Bel Fuse, Inc., Class B(c)	116,098	9,308,738
Belden, Inc.	34,569	4,231,246
Climb Global Solutions, Inc.	85,921	11,565,826
CommScope Holding Co., Inc.(b)	1,319,702	6,294,979
Commvault Systems, Inc.(b)	24,955	4,282,028
Crane NXT Co.	63,953	4,008,574
ePlus, Inc.(b)	37,642	3,043,732
Impinj, Inc.(b)(c)	19,837	3,812,870
InterDigital, Inc.(c)	27,580	5,404,577
Q2 Holdings, Inc.(b)(c)	48,917	5,123,567
ReposiTrak, Inc.(c)	229,095	5,264,603
Semtech Corp.(b)(c)	82,607	5,290,152
Varonis Systems, Inc.(b)(c)	69,329	3,463,677
Vertex, Inc., Class A(b)(c)	104,834	5,687,244
Weave Communications, Inc.(b)	316,600	4,327,922
Zeta Global Holdings Corp., Class A(b)	220,109	4,688,322
		111,520,880
Materials-5.90%
ATI, Inc.(b)	113,373	6,821,653
Cabot Corp.	34,171	3,745,825
Carpenter Technology Corp.	53,947	10,467,876
Coeur Mining, Inc.(b)(c)	552,845	3,571,379
Hawkins, Inc.	45,529	6,124,106
Louisiana-Pacific Corp.	39,836	4,708,615
PureCycle Technologies, Inc.(b)(c)	441,575	5,870,740
Rayonier Advanced Materials, Inc.(b)	457,320	4,028,989
Sylvamo Corp.	51,215	4,726,632
United States Lime & Minerals, Inc.	54,411	8,324,883
Universal Stainless & Alloy Products, Inc.(b)(c)	163,412	7,258,761
		65,649,459
Real Estate-2.16%
NET Lease Office Properties(c)	119,425	3,909,974
Newmark Group, Inc., Class A	248,499	3,846,765
Redfin Corp.(b)(c)	286,722	2,720,992
SL Green Realty Corp.	52,998	4,143,914
Tanger, Inc.	140,173	5,182,196
Vornado Realty Trust(c)	97,526	4,198,494
		24,002,335
Utilities-0.17%
Sunnova Energy International, Inc.(b)(c)	334,495	1,853,102
Total Common Stocks & Other Equity Interests (Cost $829,796,390)		1,112,882,771
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $888,766)	888,766	888,766
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $830,685,156)		1,113,771,537
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.16%
Invesco Private Government Fund, 4.63%(d)(e)(f)	59,794,243	59,794,243
See accompanying notes which are an integral part of this schedule.

Invesco Dorsey Wright SmallCap Momentum ETF (DWAS)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(d)(e)(f)	153,592,788	$153,638,866
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $213,433,109)		213,433,109
TOTAL INVESTMENTS IN SECURITIES-119.17% (Cost $1,044,118,265)		1,327,204,646
OTHER ASSETS LESS LIABILITIES-(19.17)%		(213,524,384)
NET ASSETS-100.00%		$1,113,680,262

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,507,923	$(6,619,157)	$-	$-	$888,766	$8,278
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,283,175	157,719,619	(144,208,551)	-	-	59,794,243	721,245 *
Invesco Private Prime Fund	125,616,664	298,251,616	(270,213,775)	(10,885)	(4,754)	153,638,866	1,919,879 *
Investments in Other Affiliates:
Rigel Pharmaceuticals, Inc.	-	17,553,458	(27,774)	12,067,917	868	29,594,469	-
Total	$171,899,839	$481,032,616	$(421,069,257)	$12,057,032	$(3,886)	$243,916,344	$2,649,402

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Automobile Components-9.91%
Adient PLC(b)	11,855	$227,972
American Axle & Manufacturing Holdings, Inc.(b)	15,986	105,668
Dana, Inc.	17,544	175,440
Dorman Products, Inc.(b)	3,700	517,926
Fox Factory Holding Corp.(b)(c)	5,667	184,064
Gentherm, Inc.(b)	4,261	179,388
LCI Industries	3,463	418,365
Patrick Industries, Inc.(c)	3,046	409,352
PHINIA, Inc.	5,939	333,059
Standard Motor Products, Inc.	2,805	92,228
XPEL, Inc.(b)(c)(d)	3,082	134,067
		2,777,529
Automobiles-0.82%
Winnebago Industries, Inc.(c)	3,937	230,472
Broadline Retail-3.86%
Etsy, Inc.(b)(c)	15,603	855,981
Kohl’s Corp.	15,120	226,346
		1,082,327
Diversified Consumer Services-8.41%
Adtalem Global Education, Inc.(b)(c)	5,125	468,476
Frontdoor, Inc.(b)	10,404	609,674
Mister Car Wash, Inc.(b)(c)	12,690	101,520
Perdoceo Education Corp.	8,393	230,388
Strategic Education, Inc.	3,316	327,654
Stride, Inc.(b)(c)	5,785	618,243
		2,355,955
Hotels, Restaurants & Leisure-15.24%
BJ’s Restaurants, Inc.(b)(c)	3,149	121,048
Bloomin’ Brands, Inc.	10,283	143,345
Brinker International, Inc.(b)	6,049	800,101
Cheesecake Factory, Inc. (The)(c)	6,364	322,273
Cracker Barrel Old Country Store, Inc.(c)	3,019	167,736
Dave & Buster’s Entertainment, Inc.(b)(c)	4,303	169,194
Golden Entertainment, Inc.	2,887	97,407
Jack in the Box, Inc.(c)	2,600	127,010
Monarch Casino & Resort, Inc.	1,731	145,421
Papa John’s International, Inc.(c)	4,437	221,096
PENN Entertainment, Inc.(b)(c)	20,339	439,119
Sabre Corp.(b)(c)	52,441	205,044
Shake Shack, Inc., Class A(b)(c)	5,436	726,956
Six Flags Entertainment Corp.(c)	12,661	584,812
		4,270,562
Household Durables-22.25%
Cavco Industries, Inc.(b)(c)	1,122	577,269
Century Communities, Inc.	3,750	338,850
Dream Finders Homes, Inc., Class A(b)(c)	3,753	124,862
Ethan Allen Interiors, Inc.(c)	3,075	94,495
Green Brick Partners, Inc.(b)(c)	4,175	298,345
Helen of Troy Ltd.(b)(c)	3,102	227,470
Installed Building Products, Inc.(c)	3,168	724,648
La-Z-Boy, Inc.	5,718	258,854
Leggett & Platt, Inc.(c)	18,242	229,667
LGI Homes, Inc.(b)	2,812	307,886
M/I Homes, Inc.(b)(c)	3,727	615,067
Meritage Homes Corp.	4,940	943,886
Newell Brands, Inc.	56,562	542,430
Sonos, Inc.(b)(c)	16,453	223,925
	Shares	Value
Household Durables-(continued)
Tri Pointe Homes, Inc.(b)	12,725	$553,919
Worthington Enterprises, Inc.(c)	4,226	172,928
		6,234,501
Leisure Products-1.43%
Revelyst, Inc.(b)	7,941	150,085
Sturm, Ruger & Co., Inc.	2,291	87,264
Topgolf Callaway Brands Corp.(b)(c)	19,244	162,034
		399,383
Specialty Retail-27.38%
Academy Sports & Outdoors, Inc.(c)	9,806	482,946
Advance Auto Parts, Inc.(c)	8,106	335,183
American Eagle Outfitters, Inc.	24,304	467,609
Asbury Automotive Group, Inc.(b)(c)	2,717	705,958
Bath & Body Works, Inc.(c)	30,352	1,099,957
Boot Barn Holdings, Inc.(b)(c)	4,148	568,857
Buckle, Inc. (The)(c)	4,067	211,850
Caleres, Inc.(c)	4,777	148,421
Foot Locker, Inc.(c)	11,205	281,806
Group 1 Automotive, Inc.(c)	1,779	757,498
Guess?, Inc.	3,857	63,486
Leslie’s, Inc.(b)(c)	25,120	57,776
MarineMax, Inc.(b)(c)	2,670	91,634
Monro, Inc.	4,069	114,420
National Vision Holdings, Inc.(b)(c)	10,692	129,373
ODP Corp. (The)(b)(c)	4,566	117,255
Sally Beauty Holdings, Inc.(b)(c)	13,957	194,421
Shoe Carnival, Inc.(c)	2,400	81,024
Signet Jewelers Ltd.(c)	6,065	607,713
Sonic Automotive, Inc., Class A(c)	1,982	137,035
Upbound Group, Inc.	6,618	227,593
Urban Outfitters, Inc.(b)	7,746	377,463
Victoria’s Secret & Co.(b)	10,647	413,530
		7,672,808
Textiles, Apparel & Luxury Goods-10.63%
G-III Apparel Group Ltd.(b)(c)	5,383	159,498
Hanesbrands, Inc.(b)(c)	47,818	416,017
Kontoor Brands, Inc.	6,814	625,389
Oxford Industries, Inc.(c)	2,003	166,590
Steven Madden Ltd.(c)	9,873	450,011
V.F. Corp.	44,978	909,905
Wolverine World Wide, Inc.(c)	10,879	252,284
		2,979,694
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.93% (Cost $26,104,066)		28,003,231
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.86%
Invesco Private Government Fund, 4.63%(e)(f)(g)	2,579,232	2,579,232
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Discretionary ETF (PSCD)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(e)(f)(g)	6,625,239	$6,627,227
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,206,769)		9,206,459
TOTAL INVESTMENTS IN SECURITIES-132.79% (Cost $35,310,835)		37,209,690
OTHER ASSETS LESS LIABILITIES-(32.79)%		(9,187,874)
NET ASSETS-100.00%		$28,021,816

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30,
2024 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,786	$114,272	$(120,058)	$-	$-	$-	$77
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,187,096	3,919,382	(3,527,246)	-	-	2,579,232	29,140 *
Invesco Private Prime Fund	5,896,663	3,972,673	(3,241,494)	(384)	(231)	6,627,227	77,332 *
Total	$8,089,545	$8,006,327	$(6,888,798)	$(384)	$(231)	$9,206,459	$106,549

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Consumer Staples ETF (PSCC)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.12%
Beverages-4.28%
MGP Ingredients, Inc.(b)	18,235	$843,916
National Beverage Corp.	30,314	1,497,208
		2,341,124
Consumer Staples Distribution & Retail-21.95%
Andersons, Inc. (The)	41,633	1,987,559
Chefs’ Warehouse, Inc. (The)(c)	44,898	2,007,390
Grocery Outlet Holding Corp.(b)(c)	126,972	2,666,412
PriceSmart, Inc.(b)	28,981	2,600,755
SpartanNash Co.	43,725	829,900
United Natural Foods, Inc.(b)(c)	77,060	1,913,400
		12,005,416
Food Products-39.48%
B&G Foods, Inc.(b)	102,583	685,255
Cal-Maine Foods, Inc.	51,701	5,046,535
Fresh Del Monte Produce, Inc.	43,479	1,467,416
Hain Celestial Group, Inc. (The)(b)(c)	116,419	962,785
J&J Snack Foods Corp.(b)	19,738	3,430,267
John B. Sanfilippo & Son, Inc.(b)	11,668	1,007,532
Simply Good Foods Co. (The)(b)(c)	115,752	4,605,772
Tootsie Roll Industries, Inc.(b)	21,336	706,222
TreeHouse Foods, Inc.(b)(c)	55,398	1,902,367
WK Kellogg Co.(b)	85,709	1,782,747
		21,596,898
Household Products-19.10%
Central Garden & Pet Co.(b)(c)	12,087	480,458
Central Garden & Pet Co., Class A(b)(c)	62,028	2,095,926
Energizer Holdings, Inc.	81,475	3,105,012
WD-40 Co.(b)	17,208	4,768,165
		10,449,561
Personal Care Products-10.97%
Edgewell Personal Care Co.	63,214	2,312,368
	Shares	Value
Personal Care Products-(continued)
Inter Parfums, Inc.(b)	22,781	$3,136,032
USANA Health Sciences, Inc.(b)(c)	14,303	551,095
		5,999,495
Tobacco-3.34%
Universal Corp.(b)	31,998	1,827,726
Total Common Stocks & Other Equity Interests (Cost $55,484,245)		54,220,220

Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $45,429)	45,429	45,429
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.20% (Cost $55,529,674)		54,265,649
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.45%
Invesco Private Government Fund, 4.63%(d)(e)(f)	3,593,601	3,593,601
Invesco Private Prime Fund, 4.71%(d)(e)(f)	9,231,414	9,234,183
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $12,827,784)		12,827,784
TOTAL INVESTMENTS IN SECURITIES-122.65% (Cost $68,357,458)		67,093,433
OTHER ASSETS LESS LIABILITIES-(22.65)%		(12,388,322)
NET ASSETS-100.00%		$54,705,111

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$5,124	$501,038	$(460,733)	$-	$-	$45,429	$381
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Consumer Staples ETF (PSCC)—(continued)
November 30, 2024
(Unaudited)
	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$3,910,929	$14,111,082	$(14,428,410)	$-	$-	$3,593,601	$46,187 *
Invesco Private Prime Fund	10,205,850	28,820,419	(29,790,919)	(695)	(472)	9,234,183	124,013 *
Total	$14,121,903	$43,432,539	$(44,680,062)	$(695)	$(472)	$12,873,213	$170,581

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Energy ETF (PSCE)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.92%
Energy Equipment & Services-44.13%
Archrock, Inc.	210,265	$5,386,989
Atlas Energy Solutions, Inc.(b)	107,671	2,537,806
Bristow Group, Inc.(b)(c)	43,862	1,676,406
Cactus, Inc., Class A	104,798	7,195,431
Core Laboratories, Inc.(b)	83,604	1,701,341
Helix Energy Solutions Group, Inc.(b)(c)	254,720	2,722,957
Helmerich & Payne, Inc.(b)	136,444	4,725,056
Innovex International, Inc.(b)(c)	61,401	998,994
Liberty Energy, Inc., Class A(b)	210,366	3,870,734
Nabors Industries Ltd.(b)(c)	16,000	1,174,880
Oceaneering International, Inc.(b)(c)	175,553	5,263,079
Patterson-UTI Energy, Inc.	514,885	4,325,034
ProPetro Holding Corp.(b)(c)	142,940	1,200,696
RPC, Inc.(b)	147,235	948,193
Tidewater, Inc.(b)(c)	76,123	3,937,082
		47,664,678
Oil, Gas & Consumable Fuels-55.79%
California Resources Corp.	109,681	6,488,728
Comstock Resources, Inc.(b)	161,465	2,514,010
CONSOL Energy, Inc.(b)	42,245	5,521,421
Crescent Energy Co., Class A(b)	273,258	4,063,346
CVR Energy, Inc.(b)	60,909	1,178,589
Dorian LPG Ltd.(b)	64,555	1,579,661
Green Plains, Inc.(b)(c)	115,219	1,244,365
Magnolia Oil & Gas Corp., Class A(b)	296,617	8,228,156
Northern Oil and Gas, Inc.(b)	157,156	6,834,714
Par Pacific Holdings, Inc.(c)	100,393	1,749,850
	Shares	Value
Oil, Gas & Consumable Fuels-(continued)
Peabody Energy Corp.	184,537	$4,401,207
REX American Resources Corp.(b)(c)	27,450	1,188,860
SM Energy Co.(b)	180,366	8,150,740
Talos Energy, Inc.(b)(c)	221,528	2,492,190
Vital Energy, Inc.(b)(c)	48,067	1,578,040
World Kinect Corp.(b)	105,314	3,048,840
		60,262,717
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.92% (Cost $107,133,156)		107,927,395
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-27.55%
Invesco Private Government Fund, 4.63%(d)(e)(f)	8,335,290	8,335,290
Invesco Private Prime Fund, 4.71%(d)(e)(f)	21,410,236	21,416,659
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,752,804)		29,751,949
TOTAL INVESTMENTS IN SECURITIES-127.47% (Cost $136,885,960)		137,679,344
OTHER ASSETS LESS LIABILITIES-(27.47)%		(29,668,929)
NET ASSETS-100.00%		$108,010,415

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$759,486	$(759,486)	$-	$-	$-	$468
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	8,734,027	18,286,856	(18,685,593)	-	-	8,335,290	96,498 *
Invesco Private Prime Fund	22,785,041	22,029,990	(23,396,262)	(1,827)	(283)	21,416,659	261,326 *
Total	$31,519,068	$41,076,332	$(42,841,341)	$(1,827)	$(283)	$29,751,949	$358,292

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Financials ETF (PSCF)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Banks-37.43%
Ameris Bancorp	3,492	$245,418
Atlantic Union Bankshares Corp.(b)	4,869	206,592
Axos Financial, Inc.(c)	2,935	243,165
Banc of California, Inc.	7,439	128,174
BancFirst Corp.	1,069	134,993
Bancorp, Inc. (The)(c)	2,659	155,365
Bank of Hawaii Corp.	2,146	169,491
BankUnited, Inc.	4,036	169,795
Banner Corp.(b)	1,861	138,812
Berkshire Hills Bancorp, Inc.	2,279	69,464
Brookline Bancorp, Inc.	4,809	60,545
Capitol Federal Financial, Inc.	6,595	44,055
Cathay General Bancorp	3,897	202,683
Central Pacific Financial Corp.	1,475	47,082
City Holding Co.(b)	793	104,137
Comerica, Inc.	7,173	518,249
Community Financial System, Inc.	2,849	197,236
Customers Bancorp, Inc.(b)(c)	1,594	89,981
CVB Financial Corp.(b)	7,121	166,774
Dime Community Bancshares, Inc.(b)	1,912	68,603
Eagle Bancorp, Inc.	1,646	48,327
FB Financial Corp.(b)	1,889	106,634
First Bancorp (Puerto Rico)	8,791	181,798
First Bancorp/Southern Pines NC(b)	2,228	105,384
First Commonwealth Financial Corp.	5,546	104,431
First Financial Bancorp	5,157	152,286
First Hawaiian, Inc.	6,905	190,647
Fulton Financial Corp.	9,862	212,822
Hanmi Financial Corp.(b)	1,649	43,616
Heritage Financial Corp.(b)	1,863	49,276
Hilltop Holdings, Inc.(b)	2,491	78,840
Hope Bancorp, Inc.	6,520	88,802
Independent Bank Corp.	2,303	166,714
Independent Bank Group, Inc.	1,946	130,226
Lakeland Financial Corp.(b)	1,378	101,228
National Bank Holdings Corp., Class A	2,046	97,676
NBT Bancorp, Inc.	2,547	127,656
Northwest Bancshares, Inc.	6,876	100,940
OFG Bancorp (Puerto Rico)	2,514	114,186
Pacific Premier Bancorp, Inc.	5,206	147,850
Park National Corp.(b)	786	149,623
Pathward Financial, Inc.(b)	1,348	113,070
Preferred Bank(b)	672	63,390
Provident Financial Services, Inc.	7,047	148,833
Renasant Corp.(b)	3,449	129,751
S&T Bancorp, Inc.(b)	2,066	88,404
Seacoast Banking Corp. of Florida(b)	4,566	136,797
ServisFirst Bancshares, Inc.(b)	2,718	260,330
Simmons First National Corp., Class A	6,777	165,766
Southside Bancshares, Inc.	1,536	53,944
Stellar Bancorp, Inc.	2,572	79,758
Tompkins Financial Corp.	681	51,967
Triumph Financial, Inc.(b)(c)	1,190	127,437
TrustCo Bank Corp.	1,037	38,618
Trustmark Corp.	3,306	129,298
United Community Banks, Inc.	6,463	218,514
Veritex Holdings, Inc.(b)	2,937	89,314
WaFd, Inc.	4,411	161,354
Westamerica Bancorporation	1,441	82,469
WSFS Financial Corp.	3,201	192,124
		7,990,714
	Shares	Value
Capital Markets-10.24%
Artisan Partners Asset Management, Inc., Class A(b)	3,774	$184,133
BGC Group, Inc., Class A	20,538	200,040
BrightSphere Investment Group, Inc.	1,501	46,801
Cohen & Steers, Inc.(b)	1,454	152,176
Donnelley Financial Solutions, Inc.(c)	1,443	86,941
Moelis & Co., Class A(b)	3,812	293,448
Piper Sandler Cos.	856	293,599
PJT Partners, Inc., Class A	1,290	215,894
StepStone Group, Inc., Class A	3,395	223,697
StoneX Group, Inc.(c)	1,527	158,442
Virtu Financial, Inc., Class A	4,427	165,171
Virtus Investment Partners, Inc.(b)	360	88,909
WisdomTree, Inc.(b)	6,427	76,803
		2,186,054
Consumer Finance-3.20%
Bread Financial Holdings, Inc.(b)	2,681	157,723
Encore Capital Group, Inc.(b)(c)	1,277	62,809
Enova International, Inc.(c)	1,434	151,301
EZCORP, Inc., Class A(b)(c)	2,837	36,314
Green Dot Corp., Class A(c)	2,900	29,783
Navient Corp.	4,252	66,246
PRA Group, Inc.(c)	2,151	45,601
PROG Holdings, Inc.	2,286	111,237
World Acceptance Corp.(b)(c)	178	21,524
		682,538
Diversified REITs-2.79%
Alexander & Baldwin, Inc.	3,922	77,185
American Assets Trust, Inc.	2,566	72,977
Armada Hoffler Properties, Inc.	3,659	40,432
Essential Properties Realty Trust, Inc.(b)	9,501	323,984
Global Net Lease, Inc.(b)	10,769	79,798
		594,376
Financial Services-9.41%
EVERTEC, Inc. (Puerto Rico)	3,475	125,100
HA Sustainable Infrastructure Capital, Inc.(b)	6,316	198,070
Jackson Financial, Inc., Class A	4,075	408,274
Mr. Cooper Group, Inc.(c)	3,491	344,457
NCR Atleos Corp.(b)(c)	3,905	128,123
NMI Holdings, Inc., Class A(b)(c)	4,301	171,997
Payoneer Global, Inc.(b)(c)	13,667	149,107
Radian Group, Inc.	8,151	291,724
Walker & Dunlop, Inc.(b)	1,737	191,383
		2,008,235
Health Care REITs-2.50%
CareTrust REIT, Inc.	9,108	271,327
LTC Properties, Inc.(b)	2,349	90,648
Medical Properties Trust, Inc.(b)	32,402	142,245
Universal Health Realty Income Trust	693	29,238
		533,458
Hotel & Resort REITs-3.07%
Apple Hospitality REIT, Inc.	12,089	194,754
DiamondRock Hospitality Co.(b)	11,191	103,853
Pebblebrook Hotel Trust(b)	6,559	90,842
Service Properties Trust(b)	9,063	25,195
Summit Hotel Properties, Inc.(b)	5,899	38,815
Sunstone Hotel Investors, Inc.	10,980	118,035
Xenia Hotels & Resorts, Inc.(b)	5,507	84,698
		656,192
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Industrial REITs-1.48%
Innovative Industrial Properties, Inc.(b)	1,538	$167,673
LXP Industrial Trust	15,894	148,609
		316,282
Insurance-9.11%
Ambac Financial Group, Inc.(c)	2,562	32,896
AMERISAFE, Inc.	1,030	60,791
Assured Guaranty Ltd.	2,680	249,990
Employers Holdings, Inc.	1,342	71,609
Genworth Financial, Inc., Class A(c)	23,324	181,927
Goosehead Insurance, Inc., Class A(b)(c)	1,308	164,965
HCI Group, Inc.(b)	456	55,573
Horace Mann Educators Corp.	2,201	92,156
Lincoln National Corp.	9,221	327,714
Mercury General Corp.	1,433	113,150
Palomar Holdings, Inc.(c)	1,415	153,245
ProAssurance Corp.(c)	2,784	46,548
Safety Insurance Group, Inc.	801	68,758
SiriusPoint Ltd. (Sweden)(c)	5,261	81,125
Stewart Information Services Corp.(b)	1,494	112,184
Trupanion, Inc.(b)(c)	1,799	95,905
United Fire Group, Inc., (Acquired 06/13/2017 - 11/21/2024; Cost $51,655)(d)	1,159	35,465
		1,944,001
Mortgage REITs-4.09%
Apollo Commercial Real Estate Finance, Inc.	6,874	63,585
Arbor Realty Trust, Inc.(b)	10,181	149,355
ARMOUR Residential REIT, Inc.(b)	2,634	49,835
Blackstone Mortgage Trust, Inc., Class A(b)	9,374	180,168
Ellington Financial, Inc.	4,692	57,993
Franklin BSP Realty Trust, Inc.(b)	4,419	57,801
KKR Real Estate Finance Trust, Inc.	3,174	36,914
New York Mortgage Trust, Inc.	4,891	30,031
PennyMac Mortgage Investment Trust(b)	4,690	63,737
Ready Capital Corp.(b)	9,082	66,934
Redwood Trust, Inc.(b)	7,140	51,122
Two Harbors Investment Corp.	5,595	65,741
		873,216
Office REITs-4.14%
Brandywine Realty Trust(b)	9,302	52,091
Douglas Emmett, Inc.(b)	9,040	175,014
Easterly Government Properties, Inc.(b)	5,229	64,421
Highwoods Properties, Inc.	5,723	185,769
Hudson Pacific Properties, Inc.(b)	7,615	29,318
JBG SMITH Properties, (Acquired 03/17/2023 - 11/21/2024; Cost $69,806)(b)(d)	4,706	80,426
SL Green Realty Corp.	3,787	296,105
		883,144
Real Estate Management & Development-2.27%
Cushman & Wakefield PLC(c)	12,378	189,383
eXp World Holdings, Inc.(b)	4,567	63,253
	Shares	Value
Real Estate Management & Development-(continued)
Kennedy-Wilson Holdings, Inc.	6,374	$73,811
Marcus & Millichap, Inc.(b)	1,298	54,010
St. Joe Co. (The)(b)	2,049	104,663
		485,120
Residential REITs-1.29%
Centerspace	825	59,812
Elme Communities(b)	4,752	80,499
NexPoint Residential Trust, Inc.	1,194	56,202
Veris Residential, Inc.(b)	4,361	79,588
		276,101
Retail REITs-6.95%
Acadia Realty Trust(b)	5,687	147,009
Curbline Properties Corp.(c)	5,092	123,532
Getty Realty Corp.(b)	2,712	89,171
Macerich Co. (The)(b)	12,764	270,724
Phillips Edison & Co., Inc.(b)	6,639	262,240
Retail Opportunity Investments Corp.(b)	6,882	119,747
Saul Centers, Inc.(b)	651	26,763
SITE Centers Corp.	2,545	39,498
Tanger, Inc.(b)	5,928	219,158
Urban Edge Properties	6,554	150,808
Whitestone REIT	2,379	35,019
		1,483,669
Specialized REITs-1.98%
Four Corners Property Trust, Inc.(b)	5,004	148,669
Outfront Media, Inc.	7,437	142,865
Safehold, Inc.(b)	2,495	53,293
Uniti Group, Inc.(b)	13,282	78,497
		423,324
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $18,887,871)		21,336,424
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-28.83%
Invesco Private Government Fund, 4.63%(e)(f)(g)	1,724,111	1,724,111
Invesco Private Prime Fund, 4.71%(e)(f)(g)	4,428,394	4,429,723
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,153,834)		6,153,834
TOTAL INVESTMENTS IN SECURITIES-128.78% (Cost $25,041,705)		27,490,258
OTHER ASSETS LESS LIABILITIES-(28.78)%		(6,143,650)
NET ASSETS-100.00%		$21,346,608

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Financials ETF (PSCF)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)	Restricted security. The aggregate value of these securities at November 30, 2024 was $115,891, which represented less than 1% of the Fund’s Net Assets.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$13,041	$204,929	$(217,970)	$-	$-	$-	$147
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,246,920	4,630,186	(4,152,995)	-	-	1,724,111	18,555 *
Invesco Private Prime Fund	3,403,477	10,823,151	(9,796,548)	(251)	(106)	4,429,723	49,460 *
Total	$4,663,438	$15,658,266	$(14,167,513)	$(251)	$(106)	$6,153,834	$68,162

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Health Care ETF (PSCH)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Biotechnology-20.79%
ADMA Biologics, Inc.(b)	280,659	$5,644,053
Alkermes PLC(b)(c)	198,279	5,754,057
Arcus Biosciences, Inc.(b)(c)	64,953	1,002,874
Catalyst Pharmaceuticals, Inc.(b)	134,339	2,964,862
Dynavax Technologies Corp.(b)(c)	146,747	1,887,166
Ironwood Pharmaceuticals, Inc.(b)(c)	169,263	595,806
Krystal Biotech, Inc.(b)(c)	30,443	6,010,057
Myriad Genetics, Inc.(b)	109,358	1,779,255
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
OmniAb Operations, Inc., Rts., expiring 11/02/2027(b)(c)(d)	20,053	0
Protagonist Therapeutics, Inc.(b)(c)	70,928	3,106,646
REGENXBIO, Inc.(b)(c)	54,750	543,120
TG Therapeutics, Inc.(b)(c)	160,639	5,590,237
Vericel Corp.(b)(c)	59,038	3,432,469
Vir Biotechnology, Inc.(b)(c)	110,235	877,471
Xencor, Inc.(b)(c)	74,455	1,906,048
		41,094,121
Health Care Equipment & Supplies-32.79%
Artivion, Inc.(b)(c)	45,400	1,340,208
Avanos Medical, Inc.(b)(c)	55,328	1,060,084
CONMED Corp.(c)	37,088	2,745,995
Embecta Corp.	69,449	1,446,623
Glaukos Corp.(b)(c)	66,166	9,504,746
ICU Medical, Inc.(b)(c)	29,411	4,822,228
Inari Medical, Inc.(b)(c)	60,338	3,132,749
Inspire Medical Systems, Inc.(b)(c)	35,909	6,921,819
Integer Holdings Corp.(b)(c)	40,375	5,672,687
Integra LifeSciences Holdings Corp.(b)(c)	80,339	1,974,733
LeMaitre Vascular, Inc.	24,620	2,634,094
Merit Medical Systems, Inc.(b)	70,090	7,282,351
Omnicell, Inc.(b)(c)	55,382	2,580,247
QuidelOrtho Corp.(b)(c)	79,340	3,252,940
STAAR Surgical Co., (Acquired 08/21/2023 - 11/14/2024; Cost $2,491,384)(b)(c)(e)	59,209	1,722,982
Tandem Diabetes Care, Inc.(b)(c)	78,827	2,414,471
TransMedics Group, Inc.(b)(c)	40,168	3,482,967
UFP Technologies, Inc.(b)(c)	8,778	2,834,592
		64,826,516
Health Care Providers & Services-24.86%
AdaptHealth Corp.(b)(c)	127,246	1,276,277
Addus HomeCare Corp.(b)(c)	21,552	2,647,448
AMN Healthcare Services, Inc.(b)(c)	45,759	1,191,107
Astrana Health, Inc.(b)(c)	50,012	2,163,019
Concentra Group Holdings Parent, Inc.(b)	129,568	2,827,180
CorVel Corp.(b)(c)	10,933	3,994,918
Fulgent Genetics, Inc.(b)(c)	24,078	440,627
Hims & Hers Health, Inc.(b)(c)	228,373	7,358,178
National HealthCare Corp.(c)	14,858	1,860,222
NeoGenomics, Inc.(b)(c)	154,317	2,736,040
Owens & Minor, Inc.(b)(c)	88,978	1,198,534
Patterson Cos., Inc.(c)	94,461	2,029,967
Pediatrix Medical Group, Inc.(b)(c)	101,759	1,522,315
Premier, Inc., Class A	126,215	2,890,324
	Shares	Value
Health Care Providers & Services-(continued)
Privia Health Group, Inc.(b)(c)	123,559	$2,654,047
Progyny, Inc.(b)(c)	94,571	1,472,470
RadNet, Inc.(b)	78,367	6,407,286
Select Medical Holdings Corp.(c)	126,814	2,677,044
U.S. Physical Therapy, Inc.	18,154	1,792,889
		49,139,892
Health Care Technology-2.31%
Certara, Inc.(b)(c)	131,729	1,476,682
HealthStream, Inc.(c)	28,926	957,451
Schrodinger, Inc.(b)(c)	66,660	1,504,516
Simulations Plus, Inc.(c)	19,514	619,960
		4,558,609
Life Sciences Tools & Services-3.94%
Azenta, Inc.(b)(c)	58,901	2,721,815
BioLife Solutions, Inc.(b)(c)	43,333	1,190,358
Cytek Biosciences, Inc.(b)(c)	128,261	837,544
Fortrea Holdings, Inc.(b)(c)	107,889	2,271,063
Mesa Laboratories, Inc.	6,513	762,933
		7,783,713
Pharmaceuticals-15.32%
Amphastar Pharmaceuticals, Inc.(b)(c)	45,717	2,065,951
ANI Pharmaceuticals, Inc.(b)(c)	19,977	1,143,284
Collegium Pharmaceutical, Inc.(b)(c)	38,789	1,183,065
Corcept Therapeutics, Inc.(b)(c)	111,980	6,459,006
Harmony Biosciences Holdings, Inc.(b)(c)	45,852	1,589,689
Innoviva, Inc.(b)(c)	66,292	1,258,885
Ligand Pharmaceuticals, Inc.(b)(c)	21,998	2,672,097
Organon & Co.	310,027	4,920,129
Pacira BioSciences, Inc.(b)(c)	55,542	939,215
Phibro Animal Health Corp., Class A	24,489	572,308
Prestige Consumer Healthcare, Inc.(b)(c)	59,672	5,058,395
Supernus Pharmaceuticals, Inc.(b)(c)	66,353	2,426,529
		30,288,553
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $188,939,649)		197,691,404
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.02%
Invesco Private Government Fund, 4.63%(f)(g)(h)	18,288,920	18,288,920
Invesco Private Prime Fund, 4.71%(f)(g)(h)	46,976,876	46,990,969
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $65,282,291)		65,279,889
TOTAL INVESTMENTS IN SECURITIES-133.03% (Cost $254,221,940)		262,971,293
OTHER ASSETS LESS LIABILITIES-(33.03)%		(65,292,060)
NET ASSETS-100.00%		$197,679,233

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Health Care ETF (PSCH)—(continued)
November 30, 2024
(Unaudited)
Investment Abbreviations:
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The value of this security at November 30, 2024 represented less than 1% of the Fund’s Net Assets.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$50,692	$270,748	$(321,440)	$-	$-	$-	$553
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,787,300	17,779,804	(19,278,184)	-	-	18,288,920	213,746 *
Invesco Private Prime Fund	47,860,367	41,505,405	(42,370,527)	(6,633)	2,357	46,990,969	565,914 *
Total	$67,698,359	$59,555,957	$(61,970,151)	$(6,633)	$2,357	$65,279,889	$780,213

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Industrials ETF (PSCI)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Aerospace & Defense-6.98%
AAR Corp.(b)	30,676	$2,132,596
AeroVironment, Inc.(b)(c)	24,351	4,736,269
Mercury Systems, Inc.(b)(c)	43,990	1,809,309
Moog, Inc., Class A	25,007	5,533,299
National Presto Industries, Inc.	4,454	355,073
Triumph Group, Inc.(b)(c)	67,362	1,296,718
		15,863,264
Air Freight & Logistics-1.49%
Forward Air Corp.(c)	16,651	610,925
Hub Group, Inc., Class A	53,659	2,770,951
		3,381,876
Building Products-16.05%
American Woodmark Corp.(b)(c)	13,579	1,232,702
Apogee Enterprises, Inc.	19,108	1,609,085
Armstrong World Industries, Inc.	37,993	6,072,421
AZZ, Inc.	25,974	2,419,218
CSW Industrials, Inc.	14,461	6,108,182
Gibraltar Industries, Inc.(b)	26,551	1,923,354
Griffon Corp.	35,619	3,002,682
Hayward Holdings, Inc.(b)(c)	123,691	1,998,846
Insteel Industries, Inc.	16,939	499,362
MasterBrand, Inc.(b)	110,697	1,915,058
Quanex Building Products Corp.	41,162	1,224,981
Resideo Technologies, Inc.(b)	127,547	3,466,727
Zurn Elkay Water Solutions Corp.(c)	124,796	4,969,377
		36,441,995
Commercial Services & Supplies-12.45%
ABM Industries, Inc.	54,677	3,125,884
Brady Corp., Class A	38,281	2,866,864
CoreCivic, Inc.(b)	96,064	2,145,109
Deluxe Corp.	38,514	892,369
Enviri Corp.(b)	69,789	516,439
GEO Group, Inc. (The)(b)(c)	118,493	3,378,235
Healthcare Services Group, Inc.(b)	63,928	788,872
HNI Corp.	41,066	2,326,389
Interface, Inc.	50,792	1,348,528
Liquidity Services, Inc.(b)	19,418	496,518
Matthews International Corp., Class A	26,656	803,945
MillerKnoll, Inc.	60,834	1,529,367
OPENLANE, Inc.(b)(c)	94,622	1,911,364
Pitney Bowes, Inc.	136,049	1,096,555
UniFirst Corp.	13,086	2,628,585
Vestis Corp.	99,651	1,602,388
Viad Corp.(b)	18,437	824,503
		28,281,914
Construction & Engineering-7.95%
Arcosa, Inc.	42,406	4,606,988
Dycom Industries, Inc.(b)	25,288	4,581,174
Everus Construction Group, Inc.(b)(d)	44,405	2,826,822
Granite Construction, Inc.(c)	38,057	3,781,724
MYR Group, Inc.(b)(c)	14,380	2,270,602
		18,067,310
Electrical Equipment-2.42%
Powell Industries, Inc.(c)	8,146	2,178,077
Sunrun, Inc.(b)(c)	194,738	2,245,329
Vicor Corp.(b)(c)	20,037	1,066,169
		5,489,575
	Shares	Value
Ground Transportation-5.04%
ArcBest Corp.(c)	20,599	$2,374,653
Heartland Express, Inc.	37,608	480,254
Hertz Global Holdings, Inc.(b)(c)	106,780	525,357
Marten Transport Ltd.	50,356	875,187
RXO, Inc.(b)(c)	119,606	3,606,121
Schneider National, Inc., Class B(c)	40,957	1,376,565
Werner Enterprises, Inc.(c)	53,844	2,201,143
		11,439,280
Machinery-24.22%
Alamo Group, Inc.	9,036	1,806,748
Albany International Corp., Class A	27,179	2,253,139
Astec Industries, Inc.	19,865	766,988
Barnes Group, Inc.	39,802	1,864,326
Enerpac Tool Group Corp.(c)	47,304	2,282,891
Enpro, Inc.	18,273	3,455,424
ESCO Technologies, Inc.	22,435	3,329,578
Federal Signal Corp.(c)	53,149	5,177,244
Franklin Electric Co., Inc.	34,124	3,695,629
Gates Industrial Corp. PLC(b)(c)	196,526	4,355,016
Greenbrier Cos., Inc. (The)	27,120	1,844,160
Hillenbrand, Inc.	61,177	2,081,853
John Bean Technologies Corp.(c)	27,739	3,495,669
Kennametal, Inc.(c)	67,865	1,947,726
Lindsay Corp.	9,485	1,259,324
Proto Labs, Inc.(b)(c)	21,908	902,391
SPX Technologies, Inc.(b)	40,209	7,094,476
Standex International Corp.	10,327	2,146,880
Tennant Co.	16,468	1,455,277
Titan International, Inc.(b)(c)	42,747	312,908
Trinity Industries, Inc.(c)	71,822	2,707,689
Wabash National Corp.(c)	38,330	760,084
		54,995,420
Marine Transportation-1.97%
Matson, Inc.	29,187	4,470,865
Passenger Airlines-5.65%
Alaska Air Group, Inc.(b)	109,690	5,769,694
Allegiant Travel Co.(c)	12,635	1,034,048
JetBlue Airways Corp.(b)(c)	259,844	1,551,269
SkyWest, Inc.(b)	34,848	3,998,460
Sun Country Airlines Holdings, Inc.(b)	34,042	489,864
		12,843,335
Professional Services-7.57%
CSG Systems International, Inc.	24,617	1,349,258
Heidrick & Struggles International, Inc.	17,699	816,632
Kelly Services, Inc., Class A	28,111	411,826
Korn Ferry	45,954	3,600,036
NV5 Global, Inc.(b)	45,386	987,599
Robert Half, Inc.(c)	88,957	6,637,082
Verra Mobility Corp., Class A(b)	143,443	3,393,862
		17,196,295
Trading Companies & Distributors-8.19%
Air Lease Corp., Class A	90,037	4,582,883
Boise Cascade Co.	33,829	4,993,161
DNOW, Inc.(b)	92,752	1,395,918
DXP Enterprises, Inc.(b)	11,142	816,374
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Industrials ETF (PSCI)—(continued)
November 30, 2024
(Unaudited)
	Shares	Value
Trading Companies & Distributors-(continued)
GMS, Inc.(b)(c)	34,541	$3,466,189
Rush Enterprises, Inc., Class A	53,898	3,338,981
		18,593,506
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $169,674,879)		227,064,635
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.39%
Invesco Private Government Fund, 4.63%(e)(f)(g)	9,789,936	9,789,936
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 4.71%(e)(f)(g)	25,146,969	$25,154,513
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $34,944,449)		34,944,449
TOTAL INVESTMENTS IN SECURITIES-115.37% (Cost $204,619,328)		262,009,084
OTHER ASSETS LESS LIABILITIES-(15.37)%		(34,900,554)
NET ASSETS-100.00%		$227,108,530

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)	All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,721	$770,920	$(837,641)	$-	$-	$-	$1,419
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	6,467,736	29,153,017	(25,830,817)	-	-	9,789,936	102,093 *
Invesco Private Prime Fund	17,590,083	59,530,839	(51,964,017)	(865)	(1,527)	25,154,513	272,005 *
Total	$24,124,540	$89,454,776	$(78,632,475)	$(865)	$(1,527)	$34,944,449	$375,517

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Information Technology ETF (PSCT)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communications Equipment-6.98%
Calix, Inc.(b)(c)	118,694	$3,861,116
Digi International, Inc.(b)(c)	73,805	2,451,802
Extreme Networks, Inc.(b)	264,165	4,385,139
Harmonic, Inc.(b)	235,770	3,022,571
NetScout Systems, Inc.(b)(c)	144,546	3,162,666
Viasat, Inc.(b)(c)	170,927	1,594,749
Viavi Solutions, Inc.(b)(c)	449,770	4,470,714
		22,948,757
Electronic Equipment, Instruments & Components-28.80%
Advanced Energy Industries, Inc.(c)	76,355	8,783,879
Arlo Technologies, Inc.(b)(c)	202,549	2,272,600
Badger Meter, Inc.	59,612	12,925,074
Benchmark Electronics, Inc.(c)	73,179	3,548,450
CTS Corp.(c)	61,543	3,379,326
ePlus, Inc.(b)(c)	53,876	4,356,413
Insight Enterprises, Inc.(b)(c)	56,799	8,886,204
Itron, Inc.(b)	91,130	10,801,639
Knowles Corp.(b)(c)	179,223	3,487,680
OSI Systems, Inc.(b)(c)	32,136	5,700,926
PC Connection, Inc.(c)	25,046	1,817,839
Plexus Corp.(b)(c)	55,181	9,071,756
Rogers Corp.(b)(c)	34,304	3,553,208
Sanmina Corp.(b)(c)	110,758	8,795,293
ScanSource, Inc.(b)(c)	46,073	2,322,540
TTM Technologies, Inc.(b)	206,633	5,037,712
		94,740,539
IT Services-3.99%
DigitalOcean Holdings, Inc.(b)(c)	128,238	4,883,303
DXC Technology Co.(b)	366,469	8,245,553
		13,128,856
Semiconductors & Semiconductor Equipment-23.70%
Alpha & Omega Semiconductor Ltd.(b)	48,145	1,996,573
Axcelis Technologies, Inc.(b)(c)	66,110	4,908,007
CEVA, Inc.(b)(c)	48,006	1,427,699
Cohu, Inc.(b)(c)	95,097	2,510,561
Diodes, Inc.(b)(c)	93,905	6,103,825
FormFactor, Inc.(b)(c)	156,851	6,283,451
Ichor Holdings Ltd.(b)	68,278	2,236,787
Impinj, Inc.(b)(c)	46,158	8,872,029
Kulicke & Soffa Industries, Inc. (Singapore)(c)	110,478	5,349,345
MaxLinear, Inc.(b)	154,739	2,341,201
PDF Solutions, Inc.(b)(c)	62,822	1,985,175
Penguin Solutions, Inc.(b)(c)	107,247	1,945,461
Photronics, Inc.(b)(c)	128,411	3,198,718
Semtech Corp.(b)(c)	152,074	9,738,819
SiTime Corp.(b)	37,976	8,065,343
SolarEdge Technologies, Inc.(b)(c)	116,133	1,834,901
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Ultra Clean Holdings, Inc.(b)(c)	91,268	$3,507,429
Veeco Instruments, Inc.(b)(c)	115,091	3,207,586
Wolfspeed, Inc.(b)(c)	255,081	2,443,676
		77,956,586
Software-35.72%
A10 Networks, Inc.	149,711	2,552,573
ACI Worldwide, Inc.(b)	212,117	12,052,488
Adeia, Inc.	220,723	2,675,163
Agilysys, Inc.(b)(c)	45,171	6,066,465
Alarm.com Holdings, Inc.(b)(c)	99,817	6,502,079
BlackLine, Inc.(b)(c)	104,593	6,485,812
Box, Inc., Class A(b)(c)	294,873	10,347,094
Clear Secure, Inc., Class A	186,971	4,838,809
DoubleVerify Holdings, Inc.(b)	286,055	5,815,498
InterDigital, Inc.(c)	51,146	10,022,570
LiveRamp Holdings, Inc.(b)(c)	135,008	4,098,843
MARA Holdings, Inc.(b)(c)	596,838	16,365,298
N-able, Inc.(b)	142,663	1,489,402
NCR Voyix Corp.(b)(c)	294,638	4,275,197
Progress Software Corp.(c)	86,698	5,931,010
SolarWinds Corp.(c)	109,873	1,466,805
Sprinklr, Inc., Class A(b)(c)	244,042	2,010,906
SPS Commerce, Inc.(b)	75,186	14,516,161
		117,512,173
Technology Hardware, Storage & Peripherals-0.85%
Corsair Gaming, Inc.(b)(c)	90,765	667,123
Xerox Holdings Corp.(c)	234,330	2,141,776
		2,808,899
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.04% (Cost $265,294,621)		329,095,810
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.38%
Invesco Private Government Fund, 4.63%(d)(e)(f)	29,846,520	29,846,520
Invesco Private Prime Fund, 4.71%(d)(e)(f)	76,666,161	76,689,161
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $106,537,987)		106,535,681
TOTAL INVESTMENTS IN SECURITIES-132.42% (Cost $371,832,608)		435,631,491
OTHER ASSETS LESS LIABILITIES-(32.42)%		(106,654,026)
NET ASSETS-100.00%		$328,977,465

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Information Technology ETF (PSCT)—(continued)
November 30, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,012	$5,498,040	$(5,522,052)	$-	$-	$-	$1,304
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	19,293,727	53,852,893	(43,300,100)	-	-	29,846,520	306,968 *
Invesco Private Prime Fund	50,010,784	115,892,719	(89,208,421)	(6,650)	729	76,689,161	817,589 *
Total	$69,328,523	$175,243,652	$(138,030,573)	$(6,650)	$729	$106,535,681	$1,125,861

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Materials ETF (PSCM)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Chemicals-37.99%
AdvanSix, Inc.	7,034	$228,395
Balchem Corp.	8,562	1,545,612
H.B. Fuller Co.(b)	14,389	1,106,370
Hawkins, Inc.	5,021	675,375
Ingevity Corp.(b)(c)	9,592	465,884
Innospec, Inc.	6,584	780,928
Koppers Holdings, Inc.	5,409	208,030
Mativ Holdings, Inc., Class A	14,314	188,229
Minerals Technologies, Inc.(b)	8,490	692,529
Quaker Chemical Corp.(b)	3,639	573,870
Sensient Technologies Corp.	10,985	852,876
Stepan Co.	5,576	428,794
		7,746,892
Containers & Packaging-9.44%
O-I Glass, Inc.(b)(c)	41,113	518,024
Sealed Air Corp.	38,442	1,406,977
		1,925,001
Metals & Mining-48.36%
Alpha Metallurgical Resources, Inc.(b)	2,890	709,697
Arch Resources, Inc.(b)	4,779	821,606
ATI, Inc.(c)	32,845	1,976,284
Carpenter Technology Corp.	13,181	2,557,641
Century Aluminum Co.(c)	13,700	312,771
Kaiser Aluminum Corp.(b)	4,206	341,864
Materion Corp.(b)	5,474	632,904
Metallus, Inc.(b)(c)	10,042	167,400
MP Materials Corp.(b)(c)	32,311	680,793
SunCoke Energy, Inc.	22,125	275,677
Warrior Met Coal, Inc.(b)	13,825	972,174
Worthington Steel, Inc.	9,160	410,734
		9,859,545
	Shares	Value
Paper & Forest Products-4.12%
Sylvamo Corp.(b)	9,102	$840,024
Total Common Stocks & Other Equity Interests (Cost $16,741,705)		20,371,462

Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $8,548)	8,548	8,548
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $16,750,253)		20,380,010
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-29.24%
Invesco Private Government Fund, 4.63%(d)(e)(f)	1,670,531	1,670,531
Invesco Private Prime Fund, 4.71%(d)(e)(f)	4,291,236	4,292,523
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,963,054)		5,963,054
TOTAL INVESTMENTS IN SECURITIES-129.19% (Cost $22,713,307)		26,343,064
OTHER ASSETS LESS LIABILITIES-(29.19)%		(5,952,485)
NET ASSETS-100.00%		$20,390,579

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at November 30, 2024.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$7,205	$243,062	$(241,719)	$-	$-	$8,548	$180
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	816,311	3,700,925	(2,846,705)	-	-	1,670,531	8,272 *
Invesco Private Prime Fund	2,129,762	8,230,028	(6,067,190)	(68)	(9)	4,292,523	22,052 *
Total	$2,953,278	$12,174,015	$(9,155,614)	$(68)	$(9)	$5,971,602	$30,504

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Materials ETF (PSCM)—(continued)
November 30, 2024
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)
November 30, 2024
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Diversified Telecommunication Services-14.04%
Cogent Communications Holdings, Inc.	10,122	$831,927
Consolidated Communications Holdings, Inc.(b)(c)	18,198	84,985
Lumen Technologies, Inc.(b)(c)	244,035	1,791,217
Shenandoah Telecommunications Co.(c)	11,001	146,643
		2,854,772
Electric Utilities-8.43%
MGE Energy, Inc.	8,682	905,359
Otter Tail Corp.(c)	10,038	809,464
		1,714,823
Entertainment-8.89%
Cinemark Holdings, Inc.(b)(c)	25,628	884,679
Madison Square Garden Sports Corp., Class A(b)	4,010	922,099
		1,806,778
Gas Utilities-10.32%
Chesapeake Utilities Corp.	5,387	709,737
MDU Resources Group, Inc.	48,933	980,618
Northwest Natural Holding Co.	9,282	406,737
		2,097,092
Independent Power and Renewable Electricity Producers-4.02%
Clearway Energy, Inc., Class A	8,307	231,018
Clearway Energy, Inc., Class C	19,880	586,261
		817,279
Interactive Media & Services-19.65%
CarGurus, Inc.(b)	20,970	793,085
Cars.com, Inc.(b)	14,578	289,665
IAC, Inc.(b)(c)	16,967	803,048
QuinStreet, Inc.(b)(c)	13,266	302,200
Shutterstock, Inc.	5,866	185,835
TripAdvisor, Inc.(b)	26,274	376,506
Yelp, Inc.(b)	16,058	613,737
Ziff Davis, Inc.(b)(c)	10,739	631,990
		3,996,066
Media-14.48%
Cable One, Inc.	1,105	464,343
EchoStar Corp., Class A(b)(c)	28,966	732,550
John Wiley & Sons, Inc., Class A(c)	9,894	516,269
Scholastic Corp.	5,993	158,095
TechTarget, Inc.(b)	6,172	198,183
TEGNA, Inc.	39,703	745,225
Thryv Holdings, Inc.(b)(c)	8,191	129,582
		2,944,247
	Shares	Value
Multi-Utilities-4.74%
Avista Corp.	18,890	$730,853
Unitil Corp.(c)	3,882	232,998
		963,851
Water Utilities-10.66%
American States Water Co.	8,990	766,937
California Water Service Group	14,119	722,752
Middlesex Water Co.	4,279	279,996
SJW Group	7,146	398,175
		2,167,860
Wireless Telecommunication Services-4.50%
Gogo, Inc.(b)(c)	14,320	114,990
Telephone and Data Systems, Inc.	23,405	799,983
		914,973
Total Common Stocks & Other Equity Interests (Cost $17,258,860)		20,277,741

Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 4.57%(d)(e) (Cost $17,542)	17,542	17,542
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.82% (Cost $17,276,402)		20,295,283
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-32.61%
Invesco Private Government Fund, 4.63%(d)(e)(f)	1,857,403	1,857,403
Invesco Private Prime Fund, 4.71%(d)(e)(f)	4,771,311	4,772,742
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,630,194)		6,630,145
TOTAL INVESTMENTS IN SECURITIES-132.43% (Cost $23,906,596)		26,925,428
OTHER ASSETS LESS LIABILITIES-(32.43)%		(6,593,705)
NET ASSETS-100.00%		$20,331,723

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Utilities & Communication Services ETF (PSCU)—(continued)
November 30, 2024
(Unaudited)
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2024.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2024.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$114,647	$(97,105)	$-	$-	$17,542	$237
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,451,434	4,271,854	(3,865,885)	-	-	1,857,403	22,423 *
Invesco Private Prime Fund	3,780,347	6,943,554	(5,950,684)	(207)	(268)	4,772,742	59,218 *
Total	$5,231,781	$11,330,055	$(9,913,674)	$(207)	$(268)	$6,647,687	$81,878

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2024.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dorsey Wright SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,112,882,771	$-	$-	$1,112,882,771
Money Market Funds	888,766	213,433,109	-	214,321,875
Total Investments	$1,113,771,537	$213,433,109	$-	$1,327,204,646
Invesco S&P SmallCap Consumer Discretionary ETF
Investments in Securities
Common Stocks & Other Equity Interests	$28,003,231	$-	$-	$28,003,231
Money Market Funds	-	9,206,459	-	9,206,459
Total Investments	$28,003,231	$9,206,459	$-	$37,209,690
Invesco S&P SmallCap Consumer Staples ETF
Investments in Securities
Common Stocks & Other Equity Interests	$54,220,220	$-	$-	$54,220,220
Money Market Funds	45,429	12,827,784	-	12,873,213
Total Investments	$54,265,649	$12,827,784	$-	$67,093,433
Invesco S&P SmallCap Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$107,927,395	$-	$-	$107,927,395
Money Market Funds	-	29,751,949	-	29,751,949
Total Investments	$107,927,395	$29,751,949	$-	$137,679,344
Invesco S&P SmallCap Financials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$21,336,424	$-	$-	$21,336,424
Money Market Funds	-	6,153,834	-	6,153,834
Total Investments	$21,336,424	$6,153,834	$-	$27,490,258

	Level 1	Level 2	Level 3	Total
Invesco S&P SmallCap Health Care ETF
Investments in Securities
Common Stocks & Other Equity Interests	$197,691,404	$-	$0	$197,691,404
Money Market Funds	-	65,279,889	-	65,279,889
Total Investments	$197,691,404	$65,279,889	$0	$262,971,293
Invesco S&P SmallCap Industrials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$227,064,635	$-	$-	$227,064,635
Money Market Funds	-	34,944,449	-	34,944,449
Total Investments	$227,064,635	$34,944,449	$-	$262,009,084
Invesco S&P SmallCap Information Technology ETF
Investments in Securities
Common Stocks & Other Equity Interests	$329,095,810	$-	$-	$329,095,810
Money Market Funds	-	106,535,681	-	106,535,681
Total Investments	$329,095,810	$106,535,681	$-	$435,631,491
Invesco S&P SmallCap Materials ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,371,462	$-	$-	$20,371,462
Money Market Funds	8,548	5,963,054	-	5,971,602
Total Investments	$20,380,010	$5,963,054	$-	$26,343,064
Invesco S&P SmallCap Utilities & Communication Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$20,277,741	$-	$-	$20,277,741
Money Market Funds	17,542	6,630,145	-	6,647,687
Total Investments	$20,295,283	$6,630,145	$-	$26,925,428